HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 100.2%	Shares	Value
Communications - 9.5%
Cable & Satellite - 1.0%
Comcast Corporation - Class A	25,000	$ 1,156,500
Sirius XM Holdings, Inc.	400,000	2,144,000
		3,300,500
Entertainment Content - 1.3%
AMC Networks, Inc. - Class A (a)	60,000	1,482,600
Electronic Arts, Inc. (a)	20,000	2,608,200
		4,090,800
Internet Media & Services - 4.6%
Alphabet, Inc. - Class C (a)	3,500	5,143,600
Baidu, Inc. - ADR (a)	10,000	1,265,900
Facebook, Inc. - Class A (a)	10,000	2,619,000
GrubHub, Inc. (a)	10,000	723,300
Shutterstock, Inc.	35,000	1,821,400
Stamps.com, Inc. (a)	10,000	2,409,500
Yelp, Inc. (a)	35,000	703,150
		14,685,850
Publishing & Broadcasting - 1.0%
Gray Television, Inc. (a)	175,000	2,409,750
Meredith Corporation	35,000	459,200
Urban One, Inc. (a)	25,000	143,250
		3,012,200
Telecommunications - 1.6%
AT&T, Inc.	75,000	2,138,250
CenturyLink, Inc.	60,000	605,400
Consolidated Communications Holdings, Inc. (a)	150,000	853,500
Verizon Communications, Inc.	25,000	1,487,250
		5,084,400
Consumer Discretionary - 23.6%
Apparel & Textile Products - 0.5%
Hanesbrands, Inc.	100,000	1,575,000

Automotive - 1.0%
BorgWarner, Inc.	40,000	1,549,600
Methode Electronics, Inc.	35,000	997,500
Tenneco, Inc. - Class A (a)	75,000	520,500
		3,067,600

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.2% (continued)	Shares	Value
Consumer Discretionary - 23.6% (continued)
Consumer Services - 1.5%
2U, Inc. (a)	100,000	$ 3,386,000
Medifast, Inc.	2,500	411,125
WW International, Inc. (a)	50,000	943,500
		4,740,625
E-Commerce Discretionary - 1.7%
Amazon.com, Inc. (a)	500	1,574,365
eBay, Inc.	25,000	1,302,500
PetMed Express, Inc.	75,000	2,371,500
		5,248,365
Home & Office Products - 1.2%
ACCO Brands Corporation	75,000	435,000
iRobot Corporation (a)	20,000	1,518,000
Tupperware Brands Corporation (a)	100,000	2,016,000
		3,969,000
Home Construction - 1.9%
Century Communities, Inc. (a)	50,000	2,116,500
LGI Homes, Inc. (a)	10,000	1,161,700
M/I Homes, Inc. (a)	35,000	1,611,750
Toll Brothers, Inc.	25,000	1,216,500
		6,106,450
Leisure Facilities & Services - 2.0%
Brinker International, Inc.	50,000	2,136,000
Domino's Pizza, Inc.	3,000	1,275,840
Starbucks Corporation	15,000	1,288,800
Waitr Holdings, Inc. (a)	500,000	1,610,000
		6,310,640
Leisure Products - 2.0%
Malibu Boats, Inc. - Class A (a)	50,000	2,478,000
Thor Industries, Inc.	10,000	952,600
Winnebago Industries, Inc.	25,000	1,291,750
YETI Holdings, Inc. (a)	35,000	1,586,200
		6,308,550

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.2% (continued)	Shares	Value
Consumer Discretionary - 23.6% (continued)
Retail - Discretionary - 11.6%
At Home Group, Inc. (a)	75,000	$ 1,114,500
Bed Bath & Beyond, Inc. (a)	100,000	1,498,000
Big 5 Sporting Goods Corporation	150,000	1,122,000
Buckle, Inc. (The)	25,000	509,750
Designer Brands, Inc. - Class A	50,000	271,500
Dick's Sporting Goods, Inc.	75,000	4,341,000
GameStop Corporation - Class A (a)	150,000	1,530,000
Group 1 Automotive, Inc.	25,000	2,209,750
Hibbett Sports, Inc. (a)	100,000	3,922,000
Home Depot, Inc. (The)	2,500	694,275
Kohl's Corporation	75,000	1,389,750
L Brands, Inc.	50,000	1,590,500
Lumber Liquidators Holdings, Inc. (a)	50,000	1,102,500
MarineMax, Inc. (a)	50,000	1,283,500
Michaels Companies, Inc. (The) (a)	250,000	2,413,750
Nordstrom, Inc.	50,000	596,000
Sally Beauty Holdings, Inc. (a)	200,000	1,738,000
Sleep Number Corporation (a)	60,000	2,934,600
Ulta Beauty, Inc. (a)	7,500	1,679,850
Urban Outfitters, Inc. (a)	25,000	520,250
Williams-Sonoma, Inc.	30,000	2,713,200
Zumiez, Inc. (a)	65,000	1,808,300
		36,982,975
Wholesale - Discretionary - 0.2%
LKQ Corporation (a)	25,000	693,250

Consumer Staples - 10.3%
Food - 2.5%
B&G Foods, Inc.	50,000	1,388,500
Campbell Soup Company	35,000	1,692,950
General Mills, Inc.	10,000	616,800
Kellogg Company	20,000	1,291,800
Kraft Heinz Company (The)	35,000	1,048,250
USANA Health Sciences, Inc. (a)	25,000	1,841,250
		7,879,550
Household Products - 0.4%
Energizer Holdings, Inc.	35,000	1,369,900

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.2% (continued)	Shares	Value
Consumer Staples - 10.3% (continued)
Retail - Consumer Staples - 6.5%
Big Lots, Inc.	100,000	$ 4,460,000
Ingles Markets, Inc. - Class A	75,000	2,853,000
Kroger Company (The)	100,000	3,391,000
Murphy USA, Inc. (a)	5,000	641,350
Natural Grocers by Vitamin Cottage, Inc.	50,000	493,000
PriceSmart, Inc.	25,000	1,661,250
Rite Aid Corporation (a)	175,000	1,660,750
Sprouts Farmers Market, Inc. (a)	150,000	3,139,500
Walgreens Boots Alliance, Inc.	60,000	2,155,200
		20,455,050
Wholesale - Consumer Staples - 0.9%
United Natural Foods, Inc. (a)	200,000	2,974,000

Energy - 3.7%
Oil & Gas Producers - 0.2%
Cosan Ltd. - Class A	50,000	742,500

Renewable Energy - 3.5%
Canadian Solar, Inc. (a)	100,000	3,510,000
First Solar, Inc. (a)	10,000	662,000
FuelCell Energy, Inc. (a)	200,000	428,000
JinkoSolar Holding Company Ltd. - ADR (a)	75,000	2,982,000
Plug Power, Inc. (a)	75,000	1,005,750
SolarEdge Technologies, Inc. (a)	5,000	1,191,750
SunPower Corporation (a)	100,000	1,251,000
		11,030,500
Financials - 4.7%
Asset Management - 0.3%
Federated Hermes, Inc.	50,000	1,075,500

Banking - 0.5%
Fifth Third Bancorp	35,000	746,200
Signature Bank	10,000	829,900
		1,576,100

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.2% (continued)	Shares	Value
Financials - 4.7% (continued)
Institutional Financial Services - 0.6%
State Street Corporation	25,000	$ 1,483,250
StoneX Group, Inc. (a)	10,000	511,600
		1,994,850
Insurance - 0.5%
Principal Financial Group, Inc.	35,000	1,409,450

Specialty Finance - 2.8%
AerCap Holdings N.V. (a)	20,000	503,800
Air Lease Corporation	10,000	294,200
American Express Company	20,000	2,005,000
Discover Financial Services	50,000	2,889,000
Navient Corporation	75,000	633,750
Synchrony Financial	100,000	2,617,000
		8,942,750
Health Care - 19.6%
Biotech & Pharma - 11.1%
ADMA Biologics, Inc. (a)	100,000	239,000
Agenus, Inc. (a)	150,000	600,000
Amgen, Inc.	5,000	1,270,800
Amneal Pharmaceuticals, Inc. (a)	100,000	388,000
ANI Pharmaceuticals, Inc. (a)	35,000	987,350
Arrowhead Pharmaceuticals, Inc. (a)	25,000	1,076,500
Biocept, Inc. (a)	80,000	352,800
Biogen, Inc. (a)	17,500	4,964,400
Celldex Therapeutics, Inc. (a)	50,000	741,500
Collegium Pharmaceutical, Inc. (a)	100,000	2,082,000
Corcept Therapeutics, Inc. (a)	250,000	4,351,250
CRISPR Therapeutics AG (a)	30,000	2,509,200
Editas Medicine, Inc. (a)	75,000	2,104,500
electroCore, Inc. (a)	150,000	259,500
Exelixis, Inc. (a)	75,000	1,833,750
ImmunoGen, Inc. (a)	100,000	360,000
Jazz Pharmaceuticals plc (a)	20,000	2,851,800
Johnson & Johnson	10,000	1,488,800
Jounce Therapeutics, Inc. (a)	100,000	816,000
Lannett Company, Inc. (a)	7,500	45,825
Mylan N.V. (a)	60,000	889,800
Neurocrine Biosciences, Inc. (a)	10,000	961,600
Organogenesis Holdings, Inc. (a)	100,000	384,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.2% (continued)	Shares	Value
Health Care - 19.6% (continued)
Biotech & Pharma - 11.1% (continued)
Pulmatrix, Inc. (a)	250,000	$ 297,500
Selecta Biosciences, Inc. (a)	75,000	186,000
Supernus Pharmaceuticals, Inc. (a)	15,000	312,600
United Therapeutics Corporation (a)	25,000	2,525,000
Vanda Pharmaceuticals, Inc. (a)	35,000	338,100
		35,217,575
Health Care Facilities & Services - 5.4%
AmerisourceBergen Corporation	30,000	2,907,600
Cardinal Health, Inc.	50,000	2,347,500
Cigna Corporation	10,000	1,694,100
Community Health Systems, Inc. (a)	100,000	422,000
CVS Health Corporation	35,000	2,044,000
Owens & Minor, Inc.	150,000	3,766,500
Patterson Companies, Inc.	70,000	1,687,350
Tenet Healthcare Corporation (a)	50,000	1,225,500
Tivity Health, Inc. (a)	75,000	1,051,500
		17,146,050
Medical Equipment & Devices - 3.1%
Align Technology, Inc. (a)	5,000	1,636,800
Alpha Pro Tech Ltd. (a)	100,000	1,478,000
Fluidigm Corporation (a)	200,000	1,486,000
GenMark Diagnostics, Inc. (a)	35,000	497,000
Inogen, Inc. (a)	50,000	1,450,000
Luminex Corporation	75,000	1,968,750
Meridian Bioscience, Inc. (a)	50,000	849,000
T2 Biosystems, Inc. (a)	250,000	340,000
		9,705,550
Industrials - 4.8%
Commercial Support Services - 1.2%
ASGN, Inc. (a)	15,000	953,400
Cimpress N.V. (a)	30,000	2,254,800
H&R Block, Inc.	35,000	570,150
		3,778,350
Electrical Equipment - 1.2%
Advanced Energy Industries, Inc. (a)	25,000	1,573,500
Alarm.com Holdings, Inc. (a)	25,000	1,381,250
Blink Charging Company (a)	50,000	515,500
WidePoint Corporation (a)	500,000	249,950
		3,720,200

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.2% (continued)	Shares	Value
Industrials - 4.8% (continued)
Engineering & Construction - 1.7%
Infrastructure & Energy Alternatives, Inc. (a)	75,000	$ 446,250
MasTec, Inc. (a)	65,000	2,743,000
Quanta Services, Inc.	40,000	2,114,400
		5,303,650
Industrial Support Services - 0.2%
Fastenal Company	15,000	676,350

Machinery - 0.5%
Evoqua Water Technologies Corporation (a)	75,000	1,591,500

Materials - 5.7%
Chemicals - 0.3%
Valvoline, Inc.	50,000	952,000

Containers & Packaging - 1.3%
Berry Global Group, Inc. (a)	50,000	2,416,000
Greif, Inc. - Class A	50,000	1,810,500
		4,226,500
Metals & Mining - 4.1%
Agnico Eagle Mines Ltd.	15,000	1,194,150
AngloGold Ashanti Ltd. - ADR	30,000	791,400
Barrick Gold Corporation	135,000	3,794,850
Compass Minerals International, Inc.	20,000	1,187,000
Franco-Nevada Corporation	6,000	837,480
Kinross Gold Corporation (a)	90,000	793,800
Newmont Corporation	60,000	3,807,000
Royal Gold, Inc.	4,500	540,765
		12,946,445
Real Estate - 0.3%
Real Estate Services - 0.3%
eXp World Holdings, Inc. (a)	25,000	1,008,500

Technology - 18.0%
Semiconductors - 4.4%
Amkor Technology, Inc. (a)	100,000	1,120,000
Applied Materials, Inc.	50,000	2,972,500
Intel Corporation	65,000	3,365,700

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.2% (continued)	Shares	Value
Technology - 18.0% (continued)
Semiconductors - 4.4% (continued)
KLA Corporation	10,000	$ 1,937,400
Lam Research Corporation	2,500	829,375
NeoPhotonics Corporation (a)	50,000	304,500
Photronics, Inc. (a)	150,000	1,494,000
Power Integrations, Inc.	20,000	1,108,000
QUALCOMM, Inc.	7,500	882,600
		14,014,075
Software - 4.5%
Akamai Technologies, Inc. (a)	15,000	1,658,100
Citrix Systems, Inc.	10,000	1,377,100
Cloudera, Inc. (a)	200,000	2,178,000
Fortinet, Inc. (a)	15,000	1,767,150
j2 Global, Inc. (a)	20,000	1,384,400
Microsoft Corporation	1,000	210,330
Qualys, Inc. (a)	15,000	1,470,150
SciPlay Corporation – Class A (a)	50,000	811,000
VMware, Inc. - Class A (a)	15,000	2,155,050
Zoom Video Communications, Inc. - Class A (a)	2,500	1,175,275
		14,186,555
Technology Hardware - 7.3%
Apple, Inc.	15,000	1,737,150
Ciena Corporation (a)	60,000	2,381,400
Clearfield, Inc. (a)	34,500	695,865
Fabrinet (a)	20,000	1,260,600
Infinera Corporation (a)	300,000	1,848,000
Maxar Technologies, Inc.	50,000	1,247,000
NetApp, Inc.	25,000	1,096,000
Pure Storage, Inc. - Class A (a)	50,000	769,500
Seagate Technology plc	25,000	1,231,750
Super Micro Computer, Inc. (a)	75,000	1,980,000
SYNNEX Corporation	10,000	1,400,600
Turtle Beach Corporation (a)	150,000	2,730,000
Ubiquiti, Inc.	30,000	4,999,800
		23,377,665
Technology Services - 1.8%
Cognizant Technology Solutions Corporation - Class A	25,000	1,735,500
Infosys Ltd. - ADR	100,000	1,381,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.2% (continued)		Shares	Value
Technology - 18.0% (continued)
Technology Services - 1.8% (continued)
International Business Machines Corporation		5,000	$ 608,350
NIC, Inc.		100,000	1,970,000
			5,694,850

Total Common Stocks (Cost $308,117,935)			$ 318,172,170

EXCHANGE-TRADED CALL OPTION CONTRACTS - 0.7%	Contracts	Notional Amount	Value
Nasdaq 100 Index Option, 10/16/2020 at $11,600	50	$ 57,090,300	$ 848,500
S&P 500 Index Option, 10/16/2020 at $3,450	550	184,965,000	1,316,700
Total Call Option Contracts (Cost $2,281,920)		$ 242,055,300	$ 2,165,200

EXCHANGE-TRADED PUT OPTION CONTRACTS - 3.8%	Contracts	Notional Amount	Value
Russell 2000 Index Option, 12/18/2020 at $1,450	800	$ 120,615,360	$ 5,603,200
S&P 500 Index Option, 12/18/2020 at $3,200	550	184,965,000	6,415,200
Total Put Option Contracts (Cost $15,501,372)		$ 305,580,360	$ 12,018,400

Total Investments at Value - 104.7% (Cost $325,901,227)			$ 332,355,770

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 31.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.02% (b) (Cost $98,937,436)	98,937,436	$ 98,937,436

Total Investments and Money Market Funds at Value - 135.8% (Cost $424,838,663)		$ 431,293,206

Written Call Option Contracts - (36.2%)		(114,970,850)

Other Assets in Excess of Liabilities - 0.4%		1,336,900

Net Assets - 100.0%		$ 317,659,256

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2020.

The average monthly notional value of exchange-traded call option contracts and exchange-traded put option contracts during the period ended September 30, 2020 was $80,685,100 and $314,791,773, respectively.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2020 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000 Index Option	800	$ 120,615,360	$ 1,000	12/18/2020	$ 40,508,000
S&P 500 Index Option	550	184,965,000	2,000	12/18/2020	74,462,850
Total Written Call Option Contracts (Premiums received $130,030,397)		$ 305,580,360			$ 114,970,850

The average monthly notional value of exchange-traded written call option contracts during the period ended September 30, 2020 was $309,148,915.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 71.8%	Shares	Value
Communications - 6.8%
Cable & Satellite - 0.8%
Comcast Corporation - Class A	600	$ 27,756
Sirius XM Holdings, Inc.	8,000	42,880
		70,636
Entertainment Content - 0.6%
Electronic Arts, Inc. (a)	400	52,164

Internet Media & Services - 3.2%
Alphabet, Inc. - Class C (a)	70	102,872
Baidu, Inc. - ADR (a)	200	25,318
Facebook, Inc. - Class A (a)	200	52,380
GrubHub, Inc. (a)	200	14,466
Shutterstock, Inc.	700	36,428
Stamps.com, Inc. (a)	200	48,190
		279,654
Publishing & Broadcasting - 0.6%
Gray Television, Inc. (a)	4,000	55,080

Telecommunications - 1.6%
AT&T, Inc.	2,000	57,020
CenturyLink, Inc.	2,000	20,180
Consolidated Communications Holdings, Inc. (a)	3,000	17,070
Verizon Communications, Inc.	750	44,618
		138,888
Consumer Discretionary – 16.4%
Apparel & Textile Products - 0.2%
Hanesbrands, Inc.	1,000	15,750

Automotive - 0.8%
BorgWarner, Inc.	800	30,992
Methode Electronics, Inc.	1,000	28,500
Tenneco, Inc. - Class A (a)	1,500	10,410
		69,902
Consumer Services - 1.1%
2U, Inc. (a)	2,000	67,720

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 71.8% (continued)	Shares	Value
Consumer Discretionary – 16.4% (continued)
Consumer Services - 1.1% (continued)
Medifast, Inc.	50	$ 8,223
WW International, Inc. (a)	1,000	18,870
		94,813
E-Commerce Discretionary - 1.2%
Amazon.com, Inc. (a)	10	31,487
eBay, Inc.	500	26,050
PetMed Express, Inc.	1,500	47,430
		104,967
Home & Office Products - 0.9%
ACCO Brands Corporation	2,000	11,600
iRobot Corporation (a)	400	30,360
Tupperware Brands Corporation (a)	2,000	40,320
		82,280
Home Construction - 0.8%
Century Communities, Inc. (a)	1,100	46,563
LGI Homes, Inc. (a)	200	23,234
		69,797
Leisure Facilities & Services - 1.4%
Brinker International, Inc.	1,000	42,720
Domino's Pizza, Inc.	50	21,264
Starbucks Corporation	300	25,776
Waitr Holdings, Inc. (a)	10,000	32,200
		121,960
Leisure Products - 1.5%
Malibu Boats, Inc. - Class A (a)	1,000	49,560
Thor Industries, Inc.	200	19,052
Winnebago Industries, Inc.	500	25,835
YETI Holdings, Inc. (a)	700	31,724
		126,171
Retail - Discretionary - 8.2%
At Home Group, Inc. (a)	1,500	22,290
Bed Bath & Beyond, Inc. (a)	2,000	29,960
Big 5 Sporting Goods Corporation	3,000	22,440
Dick's Sporting Goods, Inc.	1,500	86,820
GameStop Corporation - Class A (a)	3,000	30,600
Group 1 Automotive, Inc.	500	44,195
Hibbett Sports, Inc. (a)	2,000	78,440

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 71.8% (continued)	Shares	Value
Consumer Discretionary - 17.5% (continued)
Retail - Discretionary - 8.2% (continued)
Home Depot, Inc. (The)	50	$ 13,886
Kohl's Corporation	1,000	18,530
L Brands, Inc.	1,000	31,810
Lumber Liquidators Holdings, Inc. (a)	1,000	22,050
MarineMax, Inc. (a)	1,000	25,670
Michaels Companies, Inc. (The) (a)	5,000	48,275
Nordstrom, Inc.	1,500	17,880
Sally Beauty Holdings, Inc. (a)	4,000	34,760
Sleep Number Corporation (a)	1,250	61,137
Ulta Beauty, Inc. (a)	150	33,597
Williams-Sonoma, Inc.	600	54,264
Zumiez, Inc. (a)	1,500	41,730
		718,334
Wholesale - Discretionary - 0.3%
LKQ Corporation (a)	1,000	27,730

Consumer Staples - 8.2%
Food - 2.1%
B&G Foods, Inc.	1,500	41,655
Campbell Soup Company	700	33,859
General Mills, Inc.	250	15,420
Kellogg Company	500	32,295
Kraft Heinz Company (The)	700	20,965
USANA Health Sciences, Inc. (a)	500	36,825
		181,019
Household Products - 0.3%
Energizer Holdings, Inc.	700	27,398

Retail - Consumer Staples - 5.1%
Big Lots, Inc.	2,000	89,200
Ingles Markets, Inc. - Class A	1,650	62,766
Kroger Company (The)	2,000	67,820
Murphy USA, Inc. (a)	100	12,827
Natural Grocers by Vitamin Cottage, Inc.	2,000	19,720
PriceSmart, Inc.	750	49,837
Rite Aid Corporation (a)	4,000	37,960
Sprouts Farmers Market, Inc. (a)	3,000	62,790
Walgreens Boots Alliance, Inc.	1,250	44,900
		447,820

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 71.8% (continued)	Shares	Value
Consumer Staples - 8.2% (continued)
Wholesale - Consumer Staples - 0.7%
United Natural Foods, Inc. (a)	4,000	$ 59,480

Energy - 2.4%
Oil & Gas Producers - 0.2%
Cosan Ltd. - Class A	1,000	14,850

Renewable Energy - 2.2%
Canadian Solar, Inc. (a)	2,000	70,200
First Solar, Inc. (a)	200	13,240
JinkoSolar Holding Company Ltd. - ADR (a)	1,500	59,640
SolarEdge Technologies, Inc. (a)	100	23,835
SunPower Corporation (a)	2,000	25,020
		191,935
Financials - 3.5%
Asset Management - 0.3%
Federated Hermes, Inc.	1,000	21,510

Banking - 0.2%
Fifth Third Bancorp	1,000	21,320

Institutional Financial Services - 0.6%
State Street Corporation	500	29,665
StoneX Group, Inc. (a)	500	25,580
		55,245
Insurance - 0.5%
Principal Financial Group, Inc.	1,000	40,270

Specialty Finance - 1.9%
American Express Company	500	50,125
Discover Financial Services	1,150	66,447
Synchrony Financial	2,000	52,340
		168,912
Health Care - 13.9%
Biotech & Pharma - 7.4%
Amgen, Inc.	100	25,416
Amneal Pharmaceuticals, Inc. (a)	2,000	7,760
ANI Pharmaceuticals, Inc. (a)	500	14,105
Arrowhead Pharmaceuticals, Inc. (a)	500	21,530
Biocept, Inc. (a)	3,500	15,435

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 71.8% (continued)	Shares	Value
Health Care - 13.9% (continued)
Biotech & Pharma - 7.4% (continued)
Biogen, Inc. (a)	400	$ 113,472
Celldex Therapeutics, Inc. (a)	1,000	14,830
Collegium Pharmaceutical, Inc. (a)	2,000	41,640
Corcept Therapeutics, Inc. (a)	5,000	87,025
CRISPR Therapeutics AG (a)	600	50,184
Editas Medicine, Inc. (a)	1,500	42,090
electroCore, Inc. (a)	3,000	5,190
Exelixis, Inc. (a)	1,500	36,675
ImmunoGen, Inc. (a)	2,000	7,200
Jazz Pharmaceuticals plc (a)	250	35,648
Johnson & Johnson	200	29,776
Jounce Therapeutics, Inc. (a)	2,000	16,320
Mylan N.V. (a)	2,000	29,660
United Therapeutics Corporation (a)	500	50,500
		644,456
Health Care Facilities & Services - 4.3%
AmerisourceBergen Corporation	600	58,152
Cardinal Health, Inc.	1,000	46,950
Cigna Corporation	300	50,823
Community Health Systems, Inc. (a)	2,000	8,440
CVS Health Corporation	700	40,880
Owens & Minor, Inc.	3,000	75,330
Patterson Companies, Inc.	1,400	33,747
Tenet Healthcare Corporation (a)	1,500	36,765
Tivity Health, Inc. (a)	2,000	28,040
		379,127
Medical Equipment & Devices - 2.2%
Align Technology, Inc. (a)	100	32,736
Alpha Pro Tech Ltd. (a)	2,000	29,560
Fluidigm Corporation (a)	4,000	29,720
GenMark Diagnostics, Inc. (a)	750	10,650
Inogen, Inc. (a)	650	18,850
Luminex Corporation	1,500	39,375
Meridian Bioscience, Inc. (a)	1,000	16,980
T2 Biosystems, Inc. (a)	7,500	10,200
		188,071
Industrials - 2.9%
Commercial Support Services - 0.9%
ASGN, Inc. (a)	350	22,246

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 71.8% (continued)	Shares	Value
Industrials - 2.9% (continued)
Commercial Support Services - 0.9% (continued)
Cimpress N.V. (a)	800	$ 60,128
		82,374
Electrical Equipment - 0.8%
Advanced Energy Industries, Inc. (a)	500	31,470
Alarm.com Holdings, Inc. (a)	500	27,625
Blink Charging Company (a)	1,000	10,310
WidePoint Corporation (a)	10,000	4,999
		74,404
Engineering & Construction - 0.6%
Infrastructure & Energy Alternatives, Inc. (a)	2,000	11,900
Quanta Services, Inc.	800	42,288
		54,188
Industrial Support Services - 0.2%
Fastenal Company	300	13,527

Machinery - 0.4%
Evoqua Water Technologies Corporation (a)	1,500	31,830

Materials - 3.9%
Chemicals - 0.2%
Valvoline, Inc.	1,000	19,040

Containers & Packaging - 1.0%
Berry Global Group, Inc. (a)	1,000	48,320
Greif, Inc. - Class A	1,000	36,210
		84,530
Metals & Mining - 2.7%
Agnico Eagle Mines Ltd.	300	23,883
AngloGold Ashanti Ltd. - ADR	600	15,828
Barrick Gold Corporation	2,700	75,897
Franco-Nevada Corporation	120	16,750
Kinross Gold Corporation (a)	1,800	15,876
Newmont Corporation	1,200	76,140
Royal Gold, Inc.	90	10,815
		235,189

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 71.8% (continued)	Shares	Value
Real Estate - 0.2%
Real Estate Services - 0.2%
eXp World Holdings, Inc. (a)	500	$ 20,170

Technology - 13.6%
Semiconductors - 3.4%
Amkor Technology, Inc. (a)	2,500	28,000
Applied Materials, Inc.	1,000	59,450
Intel Corporation	1,300	67,314
KLA Corporation	250	48,435
Lam Research Corporation	50	16,587
NeoPhotonics Corporation (a)	1,000	6,090
Photronics, Inc. (a)	3,000	29,880
Power Integrations, Inc.	400	22,160
QUALCOMM, Inc.	150	17,652
		295,568
Software - 3.5%
Akamai Technologies, Inc. (a)	300	33,162
Citrix Systems, Inc.	200	27,542
Cloudera, Inc. (a)	4,000	43,560
Fortinet, Inc. (a)	300	35,343
j2 Global, Inc. (a)	400	27,688
Microsoft Corporation	100	21,033
Qualys, Inc. (a)	300	29,403
SciPlay Corporation (a)	1,000	16,220
VMware, Inc. - Class A (a)	300	43,101
Zoom Video Communications, Inc. - Class A (a)	50	23,506
		300,558
Technology Hardware - 5.3%
Apple, Inc.	500	57,905
Ciena Corporation (a)	1,250	49,612
Clearfield, Inc. (a)	1,000	20,170
Fabrinet (a)	400	25,212
Infinera Corporation (a)	6,000	36,960
Maxar Technologies, Inc.	1,000	24,940
NetApp, Inc.	500	21,920
Pure Storage, Inc. - Class A (a)	1,000	15,390
Seagate Technology plc	500	24,635
Super Micro Computer, Inc. (a)	1,250	33,000
Turtle Beach Corporation (a)	3,000	54,600

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 71.8% (continued)		Shares	Value
Technology - 13.6% (continued)
Technology Hardware - 5.3% (continued)
Ubiquiti, Inc.		600	$ 99,996
			464,340
Technology Services - 1.4%
Cognizant Technology Solutions Corporation - Class A		650	45,123
Infosys Ltd. - ADR		2,000	27,620
International Business Machines Corporation		100	12,167
NIC, Inc.		2,000	39,400
			124,310

Total Common Stocks (Cost $6,003,630)			$ 6,269,567

U.S. TREASURY OBLIGATIONS - 17.3%		Par Value	Value
U.S. Treasury Notes - 17.3%
1.50%, due 08/31/2021		$ 1,000,000	$ 1,012,500
0.125%, due 07/31/2022		500,000	500,000
Total U.S. Treasury Obligations (Cost $1,499,775)			$ 1,512,500

EXCHANGE-TRADED PUT OPTION CONTRACTS - 1.0%	Contracts	Notional Amount	Value
Russell 2000 Index Option, 12/18/2020 at $1,100	15	$ 2,261,538	$ 11,415
S&P 500 Index Option, 12/18/2020 at $2,500	5	1,681,500	7,360
S&P 500 Index Option, 12/18/2020 at $3,250	5	1,681,500	66,140
Total Put Option Contracts (Cost $123,003)		$ 5,624,538	$ 84,915

Total Investments at Value - 90.1% (Cost $7,626,408)			$ 7,866,982

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 22.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.02% (b) (Cost $1,943,519)	1,943,519	$ 1,943,519

Total Investments and Money Market Funds at Value - 112.3% (Cost $9,569,927)		$ 9,810,501

Written Call Option Contracts - (12.0%)		(1,047,410)

Liabilities in Excess of Other Assets - (0.3%)		(24,574)

Net Assets - 100.0%		$ 8,738,517
ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2020.

The average monthly notional value of exchange-traded put option contracts during the period ended September 30, 2020 was $5,751,836. See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2020 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000 Index Option	15	$ 2,261,538	$ 1,100	12/18/2020	$ 615,135
S&P 500 Index Option	5	1,681,500	2,500	12/18/2020	432,275
Total Written Call Option Contracts (Premiums received $1,276,158)		$ 3,943,038			$ 1,047,410

The average monthly notional value of exchange-traded written call option contracts during the period ended September 30, 2020 was $5,191,336.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 13.6%	Shares	Value
Energy - 1.0%
Oil & Gas Producers - 0.8%
Cheniere Energy Partners, L.P.	20,000	$ 665,200
CNX Resources Corporation (a)	52,800	498,432
NuStar Energy, L.P.	31,000	329,220
ONEOK, Inc.	985	25,590
PBF Energy, Inc. - Class A	35,000	199,150
Valero Energy Corporation	15,000	649,800
Williams Companies, Inc. (The)	1,293	25,408
		2,392,800
Oil & Gas Services & Equipment - 0.2%
Halliburton Company	35,000	421,750
Helmerich & Payne, Inc.	25,000	366,250
		788,000
Renewable Energy - 0.0% (b)
Beam Global (a)	2,500	30,400

Materials - 8.0%
Construction Materials - 0.3%
MDU Resources Group, Inc.	35,000	787,500

Metals & Mining - 7.7%
Agnico Eagle Mines Ltd.	22,500	1,791,225
Alamos Gold, Inc. - Class A	75,000	660,750
AngloGold Ashanti Ltd. - ADR	45,000	1,187,100
B2Gold Corporation	150,000	978,000
Barrick Gold Corporation	200,000	5,622,000
Coeur Mining, Inc. (a)	50,000	369,000
Compania de Minas Buenaventura S.A.A. - ADR	50,000	611,000
Franco-Nevada Corporation	9,000	1,256,220
Kinross Gold Corporation (a)	135,000	1,190,700
Newmont Corporation	90,000	5,710,500
Novagold Resources, Inc. (a)	50,000	594,500
Pan American Silver Corporation	30,000	964,500
Royal Gold, Inc.	5,500	660,935
Wheaton Precious Metals Corporation	50,000	2,453,500
Yamana Gold, Inc.	125,000	710,000
		24,759,930

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 13.6% (continued)	Shares	Value
Utilities - 4.6%
Electric & Gas Marketing & Trading - 0.0% (b)
Spark Energy, Inc. - Class A	2,500	$ 20,800

Electric Utilities - 4.4%
AES Corporation (The)	75,000	1,358,250
ALLETE, Inc.	15,000	776,100
Ameren Corporation	500	39,540
American Electric Power Company, Inc.	5,000	408,650
Avangrid, Inc.	20,000	1,009,200
Avista Corporation	10,000	341,200
Black Hills Corporation	10,000	534,900
Consolidated Edison, Inc.	10,000	778,000
Dominion Energy, Inc.	5,000	394,650
DTE Energy Company	2,000	230,080
Duke Energy Corporation	7,500	664,200
Edison International	10,000	508,400
Entergy Corporation	500	49,265
Exelon Corporation	30,000	1,072,800
FirstEnergy Corporation	15,000	430,650
Hawaiian Electric Industries, Inc.	10,000	332,400
NorthWestern Corporation	10,000	486,400
NRG Energy, Inc.	20,000	614,800
Otter Tail Corporation	10,000	361,700
Pinnacle West Capital Corporation	5,000	372,750
Portland General Electric Company	20,000	710,000
PPL Corporation	35,000	952,350
Public Service Enterprise Group, Inc.	10,000	549,100
Southern Company (The)	20,000	1,084,400
		14,059,785
Gas & Water Utilities - 0.2%
Global Water Resources, Inc.	1,000	10,780
UGI Corporation	25,000	824,500
		835,280

Total Common Stocks (Cost $45,663,796)		$ 43,674,495

EXCHANGE-TRADED FUNDS - 3.1%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust (a)	20,000	$ 2,496,600

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED FUNDS - 3.1% (continued)	Shares	Value
Invesco CurrencyShares Euro Currency Trust (a)	20,000	$ 2,207,400
Invesco CurrencyShares Japanese Yen Trust (a)	1,000	89,620
Invesco CurrencyShares Swiss Franc Trust (a)	5,000	495,900
iShares Gold Trust (a)	125,000	2,248,750
SPDR Gold Shares (a)	12,500	2,214,000
Total Exchange-Traded Funds (Cost $8,808,016)		$ 9,752,270

U.S. TREASURY OBLIGATIONS - 63.7%	Par Value	Value
U.S. Treasury Bills (c) - 15.6%
0.86%, due 11/17/2020	$ 50,000,000	$ 49,994,778

U.S. Treasury Bonds - 3.2%
1.75%, due 06/15/2022	10,000,000	10,276,367

U.S. Treasury Inflation-Protected Notes - 8.4%
2.50%, due 01/15/2029	12,066,000	15,778,377
0.125%, due 01/15/2030	10,068,900	11,141,200
		26,919,577
U.S. Treasury Notes - 36.5%
1.50%, due 08/15/2022	25,000,000	25,646,485
2.00%, due 05/31/2024	25,000,000	26,654,297
1.375%, due 01/31/2025	15,000,000	15,740,625
2.125%, due 05/31/2026	10,000,000	11,002,344
1.50%, due 08/15/2026	25,000,000	26,662,109
2.25%, due 11/15/2027	10,000,000	11,248,828
		116,954,688

Total U.S. Treasury Obligations (Cost $191,398,083)		$ 204,145,410

Total Investments at Value - 80.4% (Cost $245,869,895)		$ 257,572,175

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 18.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.02% (d) (Cost $57,836,835)	57,836,835	$ 57,836,835

Total Investments and Money Market Funds at Value - 98.4% (Cost $303,706,730)		$ 315,409,010

Other Assets in Excess of Liabilities - 1.6%		5,167,853

Net Assets - 100.0%		$ 320,576,863

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of September 30, 2020.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 81.9%	Shares	Value
Australia - 0.3%
Coles Group Ltd. (a)	4,000	$ 48,709

Austria - 1.9%
ams AG (a) (b)	4,000	90,414
ANDRITZ AG (a)	2,500	77,175
EVN AG (a)	7,026	117,246
		284,835
Belgium - 1.0%
Melexis N.V. (a)	1,000	77,816
Ontex Group N.V. (a) (b)	5,000	65,223
		143,039
Canada - 4.9%
BRP, Inc. (b)	1,500	79,243
Canadian Utilities Ltd. - Class A	3,000	71,549
iA Financial Corporation, Inc.	2,500	87,015
IGM Financial, Inc.	5,500	126,093
Linamar Corporation	3,000	89,234
Northland Power, Inc.	1,800	54,446
Sun Life Financial, Inc.	3,800	154,834
Transcontinental, Inc. - Class A (b)	6,000	74,072
		736,486
Denmark - 2.5%
Genmab A/S (a) (b)	300	108,853
Novo Nordisk A/S - Class B (a)	2,700	187,037
Vestas Wind Systems A/S (a)	500	80,790
		376,680
Finland - 0.4%
Stora Enso OYJ - R Shares (a)	4,000	62,617

France - 4.5%
Albioma S.A. (a)	1,500	78,009
Atos SE (a) (b)	1,500	120,550
Electricite de France S.A. (a)	7,000	73,954
Iliad S.A. (a)	600	110,075
IPSOS (a)	2,500	62,509
Sanofi (a)	1,400	140,316
Sopra Steria Group (a) (b)	500	79,275
		664,688
Germany - 7.9%
Bayer AG (a)	1,800	111,064

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 81.9% (continued)	Shares	Value
Germany - 7.9% (continued)
Dermapharm Holding SE	2,000	$ 106,942
Dialog Semiconductor plc (a) (b)	3,500	152,567
Evonik Industries AG (a)	1,500	38,809
Fresenius Medical Care AG & Company KGaA (a)	2,000	169,096
Hornbach Holding AG & Company KGaA	1,500	175,187
Siemens Healthineers AG (a)	1,500	67,342
Siltronic AG (a)	2,200	197,128
United Internet AG (a)	2,500	95,620
Volkswagon AG (a) (b)	400	69,923
		1,183,678
Italy - 2.8%
ACEA SpA (a)	8,500	178,794
Azimut Holdings SpA (a)	6,500	117,386
Moncler SpA (a)	3,000	122,781
		418,961
Japan - 22.9%
Advantest Corporation (a)	1,500	72,946
Astellas Pharma, Inc. (a)	8,000	119,228
C.I. Takiron Corporation (a)	11,100	73,735
Daiwabo Holdings Company Ltd. (a)	1,200	77,605
Fuji Corporation (Aichi) (a)	7,000	138,692
IBJ, Inc. (a)	9,000	93,533
ITOCHU Corporation (a)	4,000	102,402
Kaga Electronics Company Ltd. (a)	4,000	85,340
Kakaku.com, Inc. (a)	4,800	126,520
Kanagawa Chuo Kotsu Company Ltd. (a)	1,000	37,852
KDDI Corporation (a)	2,500	62,866
M&A Capital Partners Company Ltd. (a) (b)	4,000	188,517
Meidensha Corporation (a)	4,000	61,608
Nihon Chouzai Company Ltd. (a)	8,000	129,468
Nippon Telegraph and Telephone Corporation (a)	5,000	102,062
Organo Corporation (a)	1,500	81,310
Panasonic Corporation (a)	13,000	110,712
RAIZNEXT Corporation (a)	15,000	187,356
RS Technologies Company Ltd. (a) (b)	2,000	64,142
Sawai Pharmaceutical Company Ltd. (a)	3,000	151,337
SCSK Corporation (a)	2,500	139,843
Square Enix Holdings Company Ltd. (a)	1,000	66,168
Sugi Holdings Company Ltd. (a)	2,000	141,378
SUMCO Corporation (a)	8,500	119,902
Sundrug Company Ltd. (a)	4,000	150,748

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 81.9% (continued)	Shares	Value
Japan - 22.9% (continued)
T&D Holdings, Inc. (a)	4,000	$ 39,425
TDK Corporation (a)	1,200	131,004
TechnoPro Holdings, Inc. (a)	1,200	75,118
Tokyo Seimitsu Company Ltd. (a)	3,300	105,091
Tomoku Company Ltd. (a)	3,000	47,853
Torii Pharmaceutical Company Ltd. (a)	3,500	99,089
Toyota Motor Corporation (a)	2,000	132,712
Z Holdings Corporation (a)	16,000	106,848
		3,422,410
Jersey - 0.3%
Sanne Group plc (a)	5,000	42,345

Luxembourg - 0.5%
Stabilus S.A. (a) (b)	1,300	76,111

Netherlands - 4.4%
Aalberts N.V. (a)	2,500	89,911
Cementir Holding N.V. (a)	14,662	101,503
Euronext N.V. (a)	1,000	125,283
Koninklijke Ahold Delhaize N.V. (a)	5,500	162,591
NN Group N.V. (a)	1,000	37,489
STMicroelectronics N.V. (a)	4,500	138,149
		654,926
New Zealand - 0.7%
Summerset Group Holdings Ltd. (a)	18,000	107,711

Norway - 2.2%
Entra ASA (a)	6,600	92,739
Norway Royal Salmon ASA (a)	3,031	69,529
Norwegian Finans Holding ASA (a) (b)	8,000	58,261
SalMar ASA (a)	2,000	113,335
		333,864
Spain - 2.3%
EDP Renovàveis S.A. (a)	4,000	66,412
Euskaltel S.A. (a)	5,000	52,798
Grifols S.A. (a)	4,000	115,036
Industria de Diseno Textil S.A. (a)	4,000	110,673
		344,919
Sweden - 7.6%
Alfa Laval AB (a) (b)	4,000	88,279
Clas Ohlson AB - B Shares (a)	10,000	101,566

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 81.9% (continued)	Shares	Value
Sweden - 7.6% (continued)
Hennes & Mauritz AB - B Shares (a)	6,000	$ 103,346
Hexpol AB (a) (b)	15,000	134,149
ICA Gruppen AB (a)	4,000	203,165
Mycronic AB (a)	8,000	188,203
Nordic Entertainment Group AB - Class B	2,500	105,942
SKF AB - B Shares (a)	5,000	103,131
Swedish Orphan Biovitrum AB (a) (b)	4,500	108,541
		1,136,322
Switzerland - 4.0%
DKSH Holding AG (a)	1,200	83,583
Evolva Holding S.A. (b)	250,000	63,775
Novartis AG (a)	1,500	130,214
Sonova Holding AG (a) (b)	755	191,295
Swisscom AG (a)	250	132,417
		601,284
United Kingdom - 10.8%
Ashtead Group plc (a)	5,600	201,660
Domino's Pizza Group plc (a)	30,000	141,179
Dunelm Group plc (a)	3,000	54,017
Frasers Group plc (a) (b)	10,000	44,348
GlaxoSmithKline plc (a)	9,100	170,599
Howden Joinery Group plc (a)	9,000	68,498
Mediclinic International plc (a)	25,000	91,769
National Grid plc (a)	9,000	103,373
Next plc (a)	2,600	199,330
Pets at Home Group plc (a)	18,000	98,390
Softcat plc (a)	10,000	155,491
Spectris plc (a)	4,200	131,856
SThree plc	50,000	154,839
		1,615,349

Total Common Stocks (Cost $10,804,593)		$ 12,254,934

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED PUT OPTION CONTRACTS - 1.0%	Contracts	Notional Amount	Value
S&P 500 Index Option, 12/18/2020 at $3,200 (Cost $188,692)	12	$ 4,035,600	$ 139,968

Total Investments at Value - 82.9% (Cost $10,993,285)			$ 12,394,902

MONEY MARKET FUNDS - 4.7%	Shares		Value
Northern Institutional Treasury Portfolio, 0.04% (c) (Cost $705,083)	705,083		$ 705,083

Total Investments and Money Market Funds at Value - 87.6% (Cost $11,698,368)			$ 13,099,985

Other Assets in Excess of Liabilities - 12.4%			1,858,457

Net Assets - 100.0%			$ 14,958,442

(a)	Level 2 Security (Note 1).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2020.

The average monthly notional value of exchange-traded put option contracts during the period ended September 30, 2020 was $4,053,772. See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2020 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 8.0%
Advertising & Marketing	1.0%
Cable & Satellite	0.3%
Entertainment Content	0.7%
Internet Media & Services	2.6%
Telecommunications	3.4%
Consumer Discretionary - 10.5%
Automotive	2.0%
Home & Office Products	0.5%
Leisure Facilities & Services	0.9%
Leisure Products	0.5%
Retail - Discretionary	6.1%
Wholesale - Discretionary	0.5%
Consumer Staples - 8.6%
Food	1.2%
Household Products	0.4%
Retail - Consumer Staples	6.3%
Wholesale - Consumer Staples	0.7%
Energy - 0.5%
Renewable Energy	0.5%
Financials - 5.3%
Asset Management	1.6%
Banking	0.4%
Institutional Financial Services	0.9%
Insurance	2.1%
Specialty Finance	0.3%
Health Care - 15.0%
Biotech & Pharma	10.8%
Health Care Facilities & Services	2.5%
Medical Equipment & Devices	1.7%
Industrials - 13.3%
Commercial Support Services	3.2%
Diversified Industrials	0.6%
Electrical Equipment	2.0%
Engineering & Construction	1.2%
Industrial Intermediate Products	1.6%
Industrial Support Services	1.3%
Machinery	3.1%
Transportation & Logistics	0.3%

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

Common Stocks by Sector/Industry	% of Net Assets
Materials - 2.2%
Chemicals	0.3%
Construction Materials	1.2%
Containers & Packaging	0.3%
Forestry, Paper & Wood Products	0.4%
Real Estate - 0.6%
Real Estate Services	0.6%
Technology - 12.9%
Semiconductors	6.9%
Technology Hardware	2.2%
Technology Services	3.8%
Utilities - 5.0%
Electric Utilities	5.0%
81.9%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
September 30, 2020 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)*
FINANCIAL FUTURES
Mini MSCI EAFE Index Future	85	12/18/2020	$ 7,885,110	$ 164,584

* Includes cumulative appreciation (depreciation) of futures contracts from the date that contracts were opened through September 30, 2020.
The average monthly notional value of futures contracts sold short during the period ended September 30, 2020 was $8,064,504.

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2020 (Unaudited)

1. Securities, Options and Futures Valuation

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Allocation Fund, Hussman Strategic Total Return Fund and Hussman Strategic International Fund (each, a “Fund,” and collectively, the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices. Securities traded on a foreign stock exchange are valued at their closing prices on the principal exchange where they are traded; however, on days when the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds’ pricing time, but after the close of the primary markets or exchanges on which such securities are traded, such securities typically will be valued at their fair value as determined by an independent pricing service approved by the Board of Trustees where such value is believed to reflect the market values of such securities as of the time of computation of the net asset values (“NAVs”) of the Funds. As a result, the prices of foreign securities used to calculate a Fund’s NAV may differ from quoted or published prices for these securities. Values of foreign securities denominated or expected to settle in a foreign currency are translated from the local currency into U.S. dollars using prevailing currency exchange rates as of the close of the NYSE, as supplied by an independent pricing service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of NAV. As of September 30, 2020, all options held by Hussman Strategic Growth Fund, Hussman Strategic Allocation Fund and Hussman Strategic International Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean between their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of regular trading on the NYSE or, if not available, at the mean of their bid and ask prices.

Fixed income securities traded over-the-counter and not traded or dealt in upon any securities exchange, but for which market quotations are readily available, generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost if the Adviser, under the supervision of the Board of Trustees, determines that the amortized cost value of the security represents fair value.

Investments in shares of other open-end investment companies, other than shares of exchange-traded funds, are valued at their NAVs per share as reported by such companies.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments will be valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Methods used to determine fair value may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the values of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

  Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among market makers.

  Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Option contracts purchased or written by Hussman Strategic Growth Fund, Hussman Strategic Allocation Fund and Hussman Strategic International Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect fair value. U.S. Treasury obligations held by Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs,” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are typically valued at their fair value as determined by an independent pricing service, as described below.

The Trust uses an independent pricing service to determine the fair value of portfolio securities traded on a foreign securities exchange when the value of such securities may be materially affected by events occurring before a Fund’s pricing time, but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be: country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed likely to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. The frequency of use of this procedure depends on market and other events and thus cannot be predicted. However, the procedure may be utilized to a significant extent by Hussman Strategic International Fund.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Determining the fair value of portfolio securities involves reliance on judgment, and a security’s fair value may differ depending on the method used for determining value. With respect to a portfolio security that has been valued at fair value, there can be no assurance that a Fund could purchase or sell that security at a price equal to the fair value of such security used in calculating the Fund’s NAV. Because of the inherent uncertainty in determining fair value and the various factors considered in making such determinations, there can be significant deviations between the fair value at which a portfolio security is being carried and the price at which it can be sold. To the extent Hussman Strategic International Fund has significant holdings of foreign securities, fair valuation determinations will be used more frequently for this Fund than for the other Funds.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of September 30, 2020 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$318,172,170	$-	$-	$318,172,170
Call Option Contracts	-	2,165,200	-	2,165,200
Put Option Contracts	-	12,018,400	-	12,018,400
Money Market Funds	98,937,436	-	-	98,937,436
Total Investments in Securities and
Money Market Funds	$417,109,606	$14,183,600	$-	$431,293,206

Other Financial Instruments:
Written Call Option Contracts	$-	$(114,970,850)	$-	$(114,970,850)
Total Other Financial Instruments	$-	$(114,970,850)	$-	$(114,970,850)

Hussman Strategic Allocation Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$6,269,567	$-	$-	$6,269,567
U.S. Treasury Obligations	-	1,512,500	-	1,512,500
Put Option Contracts	-	84,915	-	84,915
Money Market Funds	1,943,519	-	-	1,943,519
Total Investments in Securities and
Money Market Funds	$8,213,086	$1,597,415	$-	$9,810,501

Other Financial Instruments:
Written Call Option Contracts	$-	$(1,047,410)	$-	$(1,047,410)
Total Other Financial Instruments	$-	$(1,047,410)	$-	$(1,047,410)

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$43,674,495	$-	$-	$43,674,495
Exchange-Traded Funds	9,752,270	-	-	9,752,270
U.S. Treasury Obligations	-	204,145,410	-	204,145,410
Money Market Funds	57,836,835	-	-	57,836,835
Total Investments in Securities and
Money Market Funds	$111,263,600	$204,145,410	$-	$315,409,010

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$1,343,171	$10,911,763	$-	$12,254,934
Put Option Contracts	-	139,968	-	139,968
Money Market Funds	705,083	-	-	705,083
Total Investments in Securities and
Money Market Funds	$2,048,254	$11,051,731	$-	$13,099,985

Other Financial Instruments:
Futures Contracts Sold Short	$164,584	$-	$-	$164,584
Total Other Financial Instruments	$164,584	$-	$-	$164,584

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and sector and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above.

The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is based upon the federal income tax cost of investment securities as of September 30, 2020:

				Hussman
	Hussman	Hussman	Hussman	Strategic
	Strategic	Strategic	Strategic Total	International
	Growth Fund	Allocation Fund	Return Fund	Fund

Cost of investments, money market funds and written option contracts	$296,137,187	$8,315,309	$305,667,037	$11,698,368
Gross unrealized appreciation	$54,828,239	$940,285	$14,679,708	$1,813,440
Gross unrealized depreciation	(34,643,070)	(492,503)	(4,937,735)	(411,823)
Net unrealized appreciation	$20,185,169	$447,782	$9,741,973	$1,401,617

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the cost of portfolio investments on the Schedules of Investments for Hussman Strategic Growth Fund, Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales and adjustments to basis on publicly traded partnerships and grantor trusts.

4. Certain Investments and Associated Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in each Fund’s Prospectus. Among these risks are those associated with investments in derivative instruments, investments in shares of money market funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

Risks of Derivative Instruments — The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in anticipating general market movements, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments held by the Funds and the options, futures or other derivative instruments used to hedge those investments. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with its transactions in such instruments, which may increase its expenses and reduce its investment performance.

Investments in Money Market Funds — In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may at times invest a significant portion of its assets in shares of money market funds. As of September 30, 2020, Hussman Strategic Growth Fund and Hussman Strategic Allocation Fund had 31.1% and 22.2%, respectively, of the value of their net assets invested in shares of a money market fund registered under the Investment Company Act of 1940. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Funds, as investors in money market funds, indirectly bear the fees and expenses of those funds, which are in addition to the fees and expenses of the Funds.

Sector Risk — If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of September 30, 2020, Hussman Strategic Growth Fund had 23.6% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Foreign Investment Risk — Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risks. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on securities prices and impair an investor’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair a foreign issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk associated with investment in such debt. The values of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to reporting standards or regulatory requirements that differ from those applicable to U.S. companies.

As of September 30, 2020, investments of Hussman Strategic International Fund in securities of issuers in the United Kingdom (the “UK”) represented 13.2% of the value of its stock portfolio and the Fund’s investments in securities of issuers in the European Union (the “EU”) represented 43.6% of the value of its stock portfolio. EU member countries that use the Euro as their currency (so-called Eurozone countries) lack the ability to implement an independent monetary policy and may be significantly affected by requirements that limit their fiscal options. Some of the EU countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank and other governments or institutions, and failure to implement reforms as a condition of assistance may have negative long-them effects for the economies of those countries and other European countries. In January 2020, the UK withdrew from the EU (a process commonly known as “Brexit”) and entered into a transition phase, which is scheduled to conclude on December 31, 2020, but may be extended. During this transition phase, EU law will still apply in the UK as the EU and the UK attempt to negotiate a new trade deal. There presently is considerable uncertainty regarding the impact of Brexit on the economies and financial markets of the UK and of the EU and other European countries. As a result of Brexit, there may be an extended period of political and economic uncertainty and market volatility in the UK, the EU, other European countries and globally, which may adversely impact the prices and liquidity of securities held by Hussman Strategic International Fund.

As of September 30, 2020, Hussman Strategic International Fund’s investments in securities of companies domiciled in Japan represented 27.9% of the value of its stock portfolio. The Japanese economy has at times been negatively affected by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. These factors, as well as other adverse political developments, increases in government debt, and changes to fiscal monetary or trade policies, may negatively affect Japanese markets and the prices of stocks of Japanese companies.